Short-term Borrowings and Long-term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Components of Other Short-term Borrowings [Table Text Block]

	2015	2016
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,579,550	¥1,177,972
Borrowings from the Bank of Japan	4,809,950	2,662,968
Borrowings from other financial institutions	271,413	256,567
Other	54,509	42,011

Total domestic offices	6,715,422	4,139,518

Foreign offices:
Commercial paper	4,363,937	4,906,571
Borrowings from other financial institutions	137,764	78,849
Short-term debentures	148,644	42,608
Other	180,281	190,474

Total foreign offices	4,830,626	5,218,502

Total	11,546,048	9,358,020
Less unamortized discount	241	292

Other short-term borrowings—net	¥11,545,807	¥9,357,728

Weighted average interest rate on outstanding balance at end of fiscal year	0.21%	0.36%

Components of Long-term Debt [Table Text Block]

	2015	2016
	(in millions)
MUFG:
Obligations under capital leases	¥57	¥35
Unsubordinated debt(1):
Fixed rate bonds, payable in US dollars, due 2021-2026, principally 2.95%-3.85%	—	516,624
Floating rate bonds, payable in US dollars, due 2021, principally 2.52%	—	43,833

Total	—	560,457

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.72%-1.39%	63,000	107,800
Adjustable rate bonds, payable in Japanese yen, due 2024-2026, principally 0.35%-0.66%	27,000	324,804
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 1.94%-4.42%	350,500	801,377
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	—	16,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	601	563
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,303	1,277
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	534	486
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.12%	—	3,500
Floating rate borrowings, payable in Japanese yen, due 2025, principally 0.79%	—	22,000

Total	444,438	1,279,307

Total	444,495	1,839,799

BTMU:
Obligations under capital leases	¥8,582	¥6,904
Obligation under sale-and-leaseback transactions	45,256	44,153
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2016-2027, principally 0.15%-2.69%	1,021,100	735,400
Fixed rate bonds, payable in US dollars, due 2016-2046, principally 0.00%-4.70%	1,990,175	1,976,006
Fixed rate bonds, payable in Euro, due 2022, principally 0.88%	96,842	95,352
Fixed rate bonds, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2017, principally 3.64%-4.05%(2)	32,013	21,612
Fixed rate borrowings, payable in Japanese yen, due 2016-2028, principally 0.00%-0.25%	4,456,619	5,021,001
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	311	208
Fixed rate borrowings, payable in Euro, due 2016-2018, principally 0.15%	75,071	73,562
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,202	1,127
Floating rate bonds, payable in US dollars, due 2016-2018, principally 0.94%-1.65%	360,510	337,916
Floating rate bonds, payable in other currencies excluding Japanese yen, US dollars, due 2017, principally 3.41%(2)	59,839	55,629
Floating rate borrowings, payable in US dollars, due 2017-2031, principally 0.53%-1.03%	770,804	895,768
Floating rate borrowings, payable in Euro, due 2021, principally 0.00%-0.07%	15,276	14,113

Total	8,879,762	9,227,694

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2016-2031, principally 0.93%-2.91%	1,206,806	1,064,330
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.38%-2.24%	233,400	230,400
Adjustable rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.08%-2.86%	212,300	156,300
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.81%-4.78%	659,200	656,000
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	282,400	264,798
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	171,371	167,925
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	100,610	91,485
Floating rate borrowings, payable in Japanese yen, due 2022-2027, principally 0.19%-0.68%	41,900	18,800

Total	2,907,987	2,650,038

Obligations under loan securitization transaction accounted for as secured borrowings due 2016-2043, principally 0.15%-5.90%	900,442	713,277
Payable under repurchase agreements due 2016-2021, principally 0.13%-1.48%	1,175,858	1,434,521

Total	13,917,887	14,076,587

Other subsidiaries:
Obligations under capital leases	¥7,512	¥8,167
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2045, principally 0.00%-10.00%	1,938,560	2,153,615
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2016-2026, principally 0.00%-13.05%	779,847	1,145,182
Fixed rate bonds and notes, payable in Euro, due 2020, principally 1.23%-1.28%	—	1,161
Fixed rate bonds and notes, payable in Thai baht, due 2016-2022, principally 0.50%-4.50%	223,718	165,711
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2016-2037, principally 0.50%-18.76%(2)	80,941	127,803
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2046, principally 0.00%-24.00%	1,368,947	1,389,154
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2016-2038, principally 0.00%-30.00%	233,858	277,514
Floating rate bonds and notes, payable in Euro, due 2018, principally 1.00%	834	557
Floating rate bonds and notes, payable in Thai baht, due 2015, principally 3.82%	1,204	—
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2016-2019, principally 0.78%-1.43%(2)	15,956	2,542

Total	4,643,865	5,263,239

Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2030, principally 0.65%-2.98%	430,377	409,070
Fixed rate bonds and notes, payable in US dollars, due 2016, principally 5.95%	85,413	84,737
Fixed rate bonds and notes, payable in Thai baht, due 2022, principally 4.70%	54,521	49,578
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2020, principally 1.76%	5,000	—
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 3.50%	105,817	104,500
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2021, principally 0.37%-0.91%	194,055	131,673
Floating rate borrowings, bonds and notes, payable in US dollars, due 2018-2036, principally 1.44%-2.21%	6,334	4,703
Floating rate borrowings, bonds and notes, payable in Thai baht, due 2020, principally 4.75%	73,459	—

Total	954,976	784,261

Obligations under loan securitization transaction accounted for as secured borrowings due 2018, principally 2.32%	—	24

Total	5,606,353	6,055,691

Total	¥19,968,735	¥21,972,077

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.

Summary of Subsequent Maturities of Long-term Debt [Table Text Block]

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2017	¥6	¥2,341,212	¥993,499	¥3,334,717
2018	8	1,834,575	709,784	2,544,367
2019	5	3,669,309	1,115,956	4,785,270
2020	3	1,590,046	1,545,470	3,135,519
2021	279,222	841,964	249,885	1,371,071
2022 and thereafter	1,560,555	3,799,481	1,441,097	6,801,133

Total	¥1,839,799	¥14,076,587	¥6,055,691	¥21,972,077